Description of Business	12 Months Ended
Dec. 31, 2021
Description Of Business [Abstract]
Description of Business
1.	Description of business

Sundial Growers Inc. (“Sundial” or the “Company”) was incorporated under the Business Corporations Act (Alberta) on August 19, 2006.

The Company’s head office is located at 300, 919 11th Avenue SW, Calgary, Alberta, Canada.

The principal activities of the Company are the production, distribution and sale of cannabis in Canada pursuant to the Cannabis Act (Canada) (the “Cannabis Act”), the operation and support of corporate-owned and franchise retail cannabis stores in Canadian jurisdictions where the private sale of recreational cannabis is permitted and the deployment of capital to investment opportunities. The Cannabis Act regulates the production, distribution, and possession of cannabis for both medical and adult recreational access in Canada.

Sundial and its subsidiaries currently operate solely in Canada. Through its joint venture SunStream Bancorp Inc. (note 17(a)), the Company also provides growth capital that pursues indirect investment and financial services opportunities in the global cannabis sector, as well as other investment opportunities. The Company also makes strategic portfolio investments in debt and equity securities.

The Company’s common shares trade on the Nasdaq Capital Market (“Nasdaq”) under the ticker symbol “SNDL”.

COVID-19

The global impact of COVID-19 has contributed to uncertainty as to the health of the global economy. The Company has implemented several pandemic-related procedures and protocols at its facilities, including enhanced screening measures, enhanced cleaning and sanitation processes with increased frequency, encouraging social distancing measures and directing employees to work from home if possible. At the retail store level, the Company has implemented enhanced in-store procedures including increased frequency of cleaning, installing safety shields and reducing paper materials. The Company has also adapted its business model by moving toward online sales platforms that enable customers to order products online for fast pickup and payment in store. The Company believes that it can maintain safe operations with these pandemic-related procedures and protocols in place.